Restructuring and Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Schedule of Significant Restructuring, Impairment and Other Charges
The following is a summary of the charges recorded during the three months ended December 31, 2011:

In millions	Segment
Type of Charge	Semiconductor Materials	Solar Materials	Solar Energy	Corporate	Total	Statement of Operations Classification

Restructuring	$35.6	$299.3	$3.7	$0.9	$339.5	Restructuring
Long-lived asset impairment	7.4	353.6	4.4	—	365.4	Long-lived asset impairment
Goodwill impairment	—	—	384.1	—	384.1	Goodwill impairment
Investment/JV impairment	—	78.9	—	—	78.9	Other, net and equity in loss of joint ventures
Inventory adjustments and other	14.2	76.6	5.9	—	96.7	Cost of goods sold

Details of Restructuring Expenses
Details of 2011 expenses related to the 2009 U.S. Plan are set out in the following table:

	Accrued January 1, 2011	Year-to-Date Restructuring Charges	Cash Payments	Accrued December 31, 2011	As of December 31, 2011
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plan
Severance and other employee benefits	$16.2	$(0.2)	$(3.4)	$12.6	$18.0	$18.8
Asset move costs	—	1.7	(1.7)	—	4.9	20.3
Contract termination	—	2.9	—	2.9	2.9	2.9
Infrastructure costs	—	—	—	—	—	4.0
Total	$16.2	$4.4	$(5.1)	$15.5	$25.8	$46.0

Details of 2010 expenses related to the 2009 U.S. and Global Plan are set out in the following table:

	Accrued January 1, 2010	Year-to-Date Restructuring Charges	Cash Payments	Accrued December 31, 2010	As of December 31, 2010
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plan
Severance and other employee benefits	$15.2	$2.1	$(1.1)	$16.2	$18.2	$21.0
Asset move costs	—	3.2	(3.2)	—	3.2	20.3
Contract termination	—	—	—	—	—	3.0
Infrastructure costs	—	—	—	—	—	4.0
Total	$15.2	$5.3	$(4.3)	$16.2	$21.4	$48.3